Finance Receivables, Credit Quality Information - Finance receivables (net), current and non-current portion (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018
Finance receivables, net
Finance receivables, net Current portion	$ 69,721	$ 81,093
Finance receivables, net Non-current portion	2,402	3,271
Finance receivables, net	$ 72,123	$ 84,364